UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds® ]

The right choice for the long term®

Intermediate Bond Fund of America

[photo - math problem on chalkboard ]

Semi-annual report for the six months ended February 28, 2006

Intermediate Bond Fund of America® seeks to earn current income, consistent with preservation of capital, by investing in a portfolio of fixed-income securities with an average effective maturity of no more than five years and with quality ratings of A or better.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	-1.91%	+2.63%	+4.53%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 4.23%, which reflects a fee waiver (4.21% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 3.53% (3.51% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

The continued rise in short-term interest rates dampened bond returns for the first half of the fund’s current fiscal year. For the six months ended February 28, 2006, Intermediate Bond Fund of America recorded a total return of 0.1%, which matched its market benchmark, the Lehman Brothers Government/Credit 1-7 Years ex. BBB Index. (The index is unmanaged and its return does not include expenses.) The fund’s return, though slight, bettered its peer group average of -0.1% as measured by the Lipper Short-Intermediate Investment-Grade Debt Funds Average. Results for longer time periods are shown in the table below.

During the reporting period, shareholders earned monthly dividends totaling 25.4 cents a share. This represents an income return of 1.9% (3.8% annualized) for those who reinvested them. Those who elected to take dividends in cash recorded a similar income return, while the value of their shares declined 24 cents a share.

[Begin Sidebar]
Results at a glance
Average annual total returns for periods ended February 28, 2006, with dividends reinvested

	1 year	5 years	10 years	Lifetime*

Intermediate Bond Fund of America	2.02%	3.63%	4.92%	6.08%

Lehman Brothers Government/Credit
1-7 Years ex. BBB Index†	2.08	4.42	5.52	6.65

Lipper Short-Intermediate Investment-
Grade Debt Funds Average	1.66	4.02	5.07	6.36

*Since February 19, 1988.
†The index is unmanaged and does not reflect sales charges, commissions or expenses.
[End Sidebar]

Bond market overview

Bond market results were largely shaped by the ongoing rise in interest rates. Since June 2004, the Federal Reserve has steadily raised its target lending rate, gradually removing monetary stimulus in an effort to keep the economy from overheating and inflation from reigniting. By the end of the reporting period, the Fed had raised rates 14 times, a quarter percentage point each, bringing its federal funds rate to 4.50%. A 15th increase in late March bumped the rate to 4.75%.

The Fed rate increases have nudged intermediate and short-term bond yields higher, dampening returns in the process. (When a bond’s yield rises, its price declines and vice versa.) The impact on long-term yields has been much less pronounced, until recently. As a result of the differing responses, the Treasury yield curve (which plots the current yields on Treasury debt ranging from three months out to 30 years and serves as a benchmark for the broader bond market) was essentially flat by the end of the period. This means that short-term Treasuries yielded about the same as long-term Treasuries — an unusual bond market phenomenon.

Though rising rates crimped returns in general, some sectors of the bond market fared better than others. The highest quality (AAA-rated) bonds, including mortgage-backed obligations and other forms of securitized debt, did relatively well, while corporate bonds, which mainly sport lower investment-grade ratings, generally lagged the market average.

How the fund responded

Intermediate Bond Fund of America aims to provide current income to its shareholders from a portfolio of high-quality bonds. At the same time, it strives to preserve shareholder capital during adverse market conditions.

With interest rates on the rise, the fund’s portfolio counselors have maintained a conservative investment strategy to help safeguard principal. This strategy focused, in part, on finding bonds that have relatively low price sensitivity to rate changes, such as short-term debt or adjustable-rate securities. As a result of this focus, the fund’s weighted average maturity has lingered closer to three years than to the five-year ceiling allowed by the fund’s prospectus.

The counselors’ search for attractive investment opportunities grew more challenging in this environment of relatively compressed bond yields. During the six-month period, they increased the fund’s exposure to certain classes of mortgage-backed securities, specifically, collateralized mortgage-backed obligations (privately originated) and commercial mortgage-backed securities. These mortgage instruments were among the holdings that helped bolster results for the period.

At the same time, the fund trimmed its exposure to U.S. Treasury and federal agency bonds and notes. While these changes lowered the concentration of government-guaranteed or sponsored bonds in the portfolio to 37.5% from 41.8%, the overall credit quality of the portfolio remained high. At period end, bonds rated AAA (which include U.S. government-backed debt) totaled 67.4% of holdings, up from 66.7% in August. The pie chart on page 5 provides a full breakdown of portfolio holdings by sector.

Looking ahead

The current environment of rising interest rates could persist through the second half of the fund’s fiscal year. The bond market anticipates additional rate increases by the Fed, but the magnitude and timing of these increases will likely depend on the strength or weakness of inflation and the economy going forward. These trends, of course, are impossible to forecast with certainty. Consequently, we expect to maintain our conservative investment approach until the interest rate outlook appears more benign.

Although rising interest rates have dulled bond returns over the near term, they have also ushered in a period of higher bond yields that may well benefit the income needs of investors with a long-term investment horizon. We encourage shareholders to adopt a long-term perspective on all their investments and not lose sight of the benefits that Intermediate Bond Fund of America offers as part of their overall investment strategy.

We thank you for your trust and look forward to helping you reach your investment goals.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman

/s/ John H. Smet
John H. Smet
President

April 10, 2006

For current information about the fund, visit americanfunds.com.

Other share class results                                                                                              unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2006
(the most recent calendar quarter):	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	-3.68%	+2.35%	+4.06%
Not reflecting CDSC	+1.23%	+2.70%	+4.06%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+0.20%	+2.61%	+2.62%
Not reflecting CDSC	+1.18%	+2.61%	+2.62%

Class F shares* — first sold 3/19/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+1.97%	+3.40%	+3.40%

Class 529-A shares†— first sold 2/19/02
Reflecting 3.75% maximum sales charge	-1.95%	—	+1.94%
Not reflecting maximum sales charge	+1.89%	—	+2.89%

Class 529-B shares†— first sold 2/26/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	-3.83%	—	+1.62%
Not reflecting CDSC	+1.08%	—	+2.07%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+0.12%	—	+2.07%
Not reflecting CDSC	+1.10%	—	+2.07%

Class 529-E shares*†— first sold 3/15/02	+1.60%	—	+2.86%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+2.08%	—	+2.08%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio, February 28, 2006	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Corporate bonds & notes	27.3%
U.S. Treasury bonds & notes	15.8
Federal agency bonds & notes	14.6
Asset-backed obligations	12.8
Collaterized mortgage-backed obligations (privately originated)	8.6
Commercial mortgage-backed securities	7.7
Federal agency mortgage-backed obligations	7.1
Other	1.7
Short-term securities & other assets less liabilities	4.4

[end pie chart]

Quality breakdown	Percent of net assets
U.S. government obligations*	17.0%
Federal agencies	20.5
Aaa/AAA	29.9
Aa/AA	12.4
A/A	15.1
Baa/BBB	0.7
Short-term securities & other assets less liabilities	4.4

* These securities are guaranteed by the full faith and credit of the United States government.

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 94.65%	(000)	(000)	assets

Corporate bonds & notes - 27.31%

Financials - 15.97%
Citigroup Inc.:
4.20% 2007	$29,500	$29,031
4.125%-5.625% 2010-2012	19,150	18,698	0.93%
Bank One Corp. 2.625% 2008	6,000	5,679
J.P. Morgan Chase & Co. 3.50%-5.625% 2006-2015	39,550	38,831	0.87
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (1)	24,500	24,395	0.47
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010 (1)	22,885	21,971	0.43
Nationwide Life Insurance Co. 5.35% 2007 (1)	21,350	21,355	0.41
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007 (1)	19,350	19,317	0.38
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (1)	19,000	18,919	0.37
Bank of America Corp. 4.50%-6.625% 2007-2010	7,200	7,034	0.14
Other securities		615,126	11.97
		820,356	15.97

Consumer discretionary - 2.34%
Kohl's Corp. 6.30% 2011	17,670	18,417	0.36
Other securities		101,854	1.98
		120,271	2.34

Telecommunication services - 2.32%
SBC Communications Inc. 6.25% 2011	34,250	35,524	0.69
Other securities		83,469	1.63
		118,993	2.32

Industrials - 2.30%
General Electric Capital Corp.:
Series A, 5.00% 2007	23,000	22,978
3.50%-6.00% 2007-2016	21,500	21,422
General Electric Co. 5.00% 2013	2,000	1,982	0.90
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (1) (2)	20,872	21,682	0.42
John Deere Capital Corp., Series D, 4.375% 2008	21,500	21,214	0.41
Other securities		29,187	0.57
		118,465	2.30

Consumer Staples - 2.19%
Other securities		112,789	2.19

Utilities - 1.04%
Other securities		53,295	1.04

Health Care - 0.52%
Other securities		26,598	0.52

Other corporate bonds & notes - 0.63%
Other securities		32,129	0.63

Total corporate bonds & notes (cost: $1,426,700,000)		1,402,896	27.31

U.S. Treasury bonds & notes - 15.82%
U.S. Treasury:
6.25% 2007	80,000	81,131
3.375% 2008	76,750	74,268
3.625% 2008 (3)	18,285	23,068
3.625% 2009	148,750	144,044
3.875% 2009 (3)	60,200	76,442
5.50% 2009	52,500	53,817	15.82
4.00% 2010	139,500	136,219
5.00% 2011	64,025	65,156
5.00% 2011	19,250	19,617
2.131% 2014 (3)	30,000	31,953
8.75% 2020	23,660	33,605
0%-8.125% 2006-2036	77,675	73,449
		812,769	15.82

Federal agency bonds & notes - 14.57%
Freddie Mac:
3.35% 2007	28,000	27,269
4.125% 2009	30,000	29,192
5.75% 2009	68,000	69,637
6.625% 2009	118,750	125,326
4.125% 2010	63,250	61,276
5.875% 2011	56,000	57,834
5.00% 2014	60,000	60,427
3.375%-5.50% 2006-2007	29,000	28,692	8.95
Federal Home Loan Bank:
5.125% 2006	20,000	20,007
3.375% 2007	65,000	63,423
3.375% 2008	36,280	35,216
3.625%-5.823% 2007-2009	52,745	52,288	3.33
Federal Agricultural Mortgage Corp.:
4.25% 2008	32,500	31,989
4.875% 2011 (1)	17,750	17,655	0.96
Fannie Mae:
4.00% 2008	30,000	29,406	0.93
6.34%-6.625% 2007-2009	17,750	18,562
Other securities		20,389	0.40
		748,588	14.57

Asset-backed obligations (2) - 12.78%
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034	21,500	21,095	0.41
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,121	0.36
Other securities		617,072	12.01
		656,288	12.78

Collateralized mortgage obligations (privately originated) (2) - 8.63%
Countrywide Alternative Loan Trust:
Series 2005-46CB, Class A-8, 5.50% 2035	20,720	20,633
4.478%-6.00% 2020-2036	74,512	73,676	1.84
CS First Boston Mortgage Securities Corp. 4.319%-7.50% 2032-2035	45,486	45,203	0.88
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.698% 2034 (4)	21,645	21,278	0.41
Other securities		282,739	5.50
		443,529	8.63

Commercial mortgage-backed securities (2) - 7.69%
CS First Boston Mortgage Securities Corp. 3.808%-7.801% 2035-2041	45,894	46,858	0.91
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,500	19,389	0.38
Other securities		328,922	6.40
		395,169	7.69

Federal agency mortgage-backed obligations (2) - 7.12%
Fannie Mae 3.112%-13.50% 2006-2042	178,643	181,304	3.53
Freddie Mac:
4.649% 2035 (4)	29,789	29,189
6.00% 2036	53,216	53,740
1.876%-11.00% 2008-2035	39,731	39,319
Series 3061, Class PN, 5.50% 2035	19,671	19,660	2.76
Other securities		42,277	0.83
		365,489	7.12

Non-U.S. government & government agency bonds & notes - 0.62%
Other securities		31,665	0.62

Municipals - 0.11%
Other securities		5,817	0.11

Total bonds & notes (cost: $4,929,322,000)		4,862,210	94.65

		Market	Percent
		value	of net
Preferred securities - 0.93%		(000)	assets

Financials - 0.93%
Other securities		47,873	0.93

Total preferred securities (cost: $51,149,000)		47,873	0.93

	Principal
	amount
Short-term securities - 4.82%	(000)

Ranger Funding Co. LLC 4.50%-4.52% due 3/13-3/30/2006 (1)	47,100	46,966	0.91
Atlantic Industries 4.45% due 3/3/2006 (1)	40,000	39,985	0.78
CAFCO, LLC 4.545%-4.57% due 4/10-4/11/2006 (1) (5)	31,000	30,839	0.60
Park Avenue Receivables Co., LLC 4.50% due 3/23/2006 (1)	30,100	30,013	0.58
Concentrate Manufacturing Co. of Ireland 4.47% due 3/7/2006 (1)	25,000	24,978	0.49
General Electric Capital Corp. 4.56% due 3/1/2006	22,500	22,497	0.44
Variable Funding Capital Corp. 4.63% due 5/17/2006 (1)	22,100	21,875	0.43
Other securities		30,319	0.59

Total short-term securities (cost: $247,474,000)		247,472	4.82

Total investment securities (cost: $5,227,945,000)		5,157,555	100.40
Other assets less liabilities		(20,647)	(0.40)

Net assets		$5,136,908	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $985,523,000, which represented 19.19% of the net assets of the fund.

(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(3) Index-linked bond whose principal amount moves with a government retail price index.

(4) Coupon rate may change periodically.

(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2006 (dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $5,227,945)		$5,157,555
Cash		373
Receivables for:
Sales of investments	$48,383
Sales of fund's shares	11,549
Interest	45,975	105,907
		5,263,835
Liabilities:
Payables for:
Purchases of investments	106,524
Repurchases of fund's shares	12,819
Dividends on fund's shares	2,334
Investment advisory services	1,022
Services provided by affiliates	4,010
Deferred trustees' compensation	153
Other fees and expenses	65	126,927
Net assets at February 28, 2006		$5,136,908

Net assets consist of:
Capital paid in on shares of beneficial interest		$5,258,356
Distributions in excess of net investment income		(943)
Accumulated net realized loss		(50,115)
Net unrealized depreciation		(70,390)
Net assets at February 28, 2006		$5,136,908

Shares of beneficial interest issued and outstanding - unlimited shares authorized (383,609 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$3,591,970	268,238	$13.39
Class B	279,580	20,878	13.39
Class C	334,222	24,959	13.39
Class F	417,090	31,147	13.39
Class 529-A	107,745	8,046	13.39
Class 529-B	21,389	1,597	13.39
Class 529-C	72,233	5,394	13.39
Class 529-E	6,837	511	13.39
Class 529-F	14,533	1,085	13.39
Class R-1	4,697	351	13.39
Class R-2	100,076	7,473	13.39
Class R-3	93,904	7,012	13.39
Class R-4	27,611	2,062	13.39
Class R-5	65,021	4,856	13.39

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.91 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2006	(dollars in thousands)

Investment income:
Income:
Interest		$114,311

Fees and expenses:*
Investment advisory services	7,231
Distribution services	10,320
Transfer agent services	2,230
Administrative services	1,262
Reports to shareholders	89
Registration statement and prospectus	138
Postage, stationery and supplies	262
Trustees' compensation	33
Auditing and legal	7
Custodian	13
Other	82
Total fees and expenses before reimbursements/waivers	21,667
Less reimbursement/waiver of fees and expenses:
Investment advisory services	723
Administrative services	152
Total fees and expenses after reimbursements/waivers		20,792
Net investment income		93,519

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(13,603)
Net unrealized depreciation on investments		(79,091)
Net realized loss and unrealized depreciation on investments		(92,694)
Net increase in net assets resulting from operations		$825

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended February 28,	August 31,
	2006*	2005
Operations:
Net investment income	$93,519	$160,875
Net realized loss on investments	(13,603)	(1,302)
Net unrealized depreciation on investments	(79,091)	(58,564)
Net increase in net assets resulting from operations	825	101,009

Dividends paid or accrued to shareholders from net investment income	(94,995)	(165,219)

Capital share transactions	(38,972)	159,390

Total (decrease) increase in net assets	(133,142)	95,180

Net assets:
Beginning of period	5,270,050	5,174,870
End of period (including
distributions in excess of and undistributed
net investment income: $(943) and $533, respectively)	$5,136,908	$5,270,050

*Unaudited.

See Notes to Financial Statements

Notes to financial statements                                                                   unaudited

1.	Organization and significant accounting policies

Organization - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica®  savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold; paydowns on fixed-income securities; income from certain investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of February 28, 2006, the cost of investment securities for federal income tax purposes was $5,228,525,000.

As of February 28, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income	$2,405
Accumulated short-term capital losses	(35,475)
Accumulated long-term capital losses	(15,251)
Gross unrealized appreciation on investment securities	7,077
Gross unrealized depreciation on investment securities	(78,047)
Net unrealized depreciation on investment securities	(70,970)

Accumulated short-term capital losses above include capital loss carryforwards of $3,837,000, $7,139,000, $1,587,000, $13,436,000 and $2,039,000 expiring in 2006, 2008, 2009, 2011 and 2012, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended February 28, 2006, the fund realized, on a tax basis, a net capital loss of $22,688,000, which includes capital losses of $7,644,000 that were realized during the period November 1, 2004 through August 31, 2005.

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2006	Year ended August 31, 2005
Class A	$69,068	$123,277
Class B	4,515	8,346
Class C	5,285	9,397
Class F	7,536	11,254
Class 529-A	1,923	2,905
Class 529-B	316	500
Class 529-C	1,046	1,541
Class 529-E	114	168
Class 529-F	260	339
Class R-1	65	89
Class R-2	1,462	2,112
Class R-3	1,592	2,277
Class R-4	482	648
Class R-5	1,331	2,366
Total	$94,995	$165,219

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 28, 2006, total investment advisory services fees waived by CRMC were $723,000. As a result, the fee shown on the accompanying financial statements of $7,231,000, which was equivalent to an annualized rate of 0.281%, was reduced to $6,508,000, or 0.253% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2006, unreimbursed expenses subject to reimbursement totaled $305,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2006, the total administrative services fees paid by CRMC were $2,000, $149,000, and $1,000 for Class R-1, R-2, and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$5,452	$2,074	Not applicable	Not applicable	Not applicable
Class B	1,446	156	Not applicable	Not applicable	Not applicable
Class C	1,720	Included in administrative services	$217	$60	Not applicable
Class F	484		165	43	Not applicable
Class 529-A	113		45	16	$51
Class 529-B	105		9	5	11
Class 529-C	344		31	15	35
Class 529-E	16		3	1	3
Class 529-F	-		6	2	6
Class R-1	21		3	3	Not applicable
Class R-2	356		71	276	Not applicable
Class R-3	231		68	63	Not applicable
Class R-4	32		19	2	Not applicable
Class R-5	Not applicable		32	1	Not applicable
Total	$10,320	$2,230	$669	$487	$106

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000, shown on the accompanying financial statements, includes $22,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2006
Class A	$421,016	31,272	$61,884	4,599	$(569,179)	(42,300)	$(86,279)	(6,429)
Class B	12,457	924	3,928	292	(34,523)	(2,566)	(18,138)	(1,350)
Class C	38,911	2,890	4,511	335	(62,916)	(4,675)	(19,494)	(1,450)
Class F	103,118	7,662	6,799	505	(62,817)	(4,669)	47,100	3,498
Class 529-A	15,943	1,184	1,955	146	(7,509)	(558)	10,389	772
Class 529-B	1,158	86	322	24	(1,110)	(83)	370	27
Class 529-C	9,959	740	1,063	79	(6,497)	(483)	4,525	336
Class 529-E	1,278	95	116	9	(638)	(47)	756	57
Class 529-F	3,018	224	264	20	(585)	(44)	2,697	200
Class R-1	1,256	93	65	5	(750)	(55)	571	43
Class R-2	20,686	1,536	1,478	110	(13,570)	(1,008)	8,594	638
Class R-3	23,519	1,746	1,605	119	(19,188)	(1,427)	5,936	438
Class R-4	7,812	580	488	37	(4,366)	(324)	3,934	293
Class R-5	9,113	677	751	56	(9,797)	(726)	67	7

Total net increase (decrease)	$669,244	49,709	$85,229	6,336	$(793,445)	(58,965)	$(38,972)	(2,920)

Year ended August 31, 2005
Class A	$974,015	71,256	$108,403	7,938	$(1,059,234)	(77,512)	$23,184	1,682
Class B	39,599	2,896	7,135	522	(78,093)	(5,715)	(31,359)	(2,297)
Class C	99,786	7,302	7,872	577	(126,048)	(9,224)	(18,390)	(1,345)
Class F	172,180	12,601	9,937	728	(105,346)	(7,716)	76,771	5,613
Class 529-A	30,726	2,248	2,875	210	(12,210)	(894)	21,391	1,564
Class 529-B	3,336	244	496	36	(1,727)	(126)	2,105	154
Class 529-C	21,651	1,584	1,524	111	(8,949)	(655)	14,226	1,040
Class 529-E	1,981	145	166	12	(811)	(60)	1,336	97
Class 529-F	5,047	369	335	24	(512)	(37)	4,870	356
Class R-1	2,486	182	85	6	(1,266)	(93)	1,305	95
Class R-2	42,179	3,087	2,083	153	(21,018)	(1,539)	23,244	1,701
Class R-3	47,431	3,471	2,243	164	(22,665)	(1,659)	27,009	1,976
Class R-4	18,507	1,353	637	47	(7,765)	(571)	11,379	829
Class R-5	19,785	1,447	1,238	91	(18,704)	(1,370)	2,319	168

Total net increase (decrease)	$1,478,709	108,185	$145,029	10,619	$(1,464,348)	(107,171)	$159,390	11,633

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,651,394,000 and $1,704,766,000, respectively, during the six months ended February 28, 2006.

Financial highlights (1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse-ments/ waivers		Ratio of expenses to average net assets after reimburse-ments/ waivers (4)		Ratio of net income to average net assets
Class A:
Six months ended 2/28/2006 (5)	$13.63	$.25	$(.24)	$.01	$(.25)	$13.39	.11%	$3,592		.72%	(6)	.69%	(6)	3.75%	(6)
Year ended 8/31/2005	13.80	.44	(.16)	.28	(.45)	13.63	2.08	3,745		.70		.69		3.22
Year ended 8/31/2004	13.74	.39	.08	.47	(.41)	13.80	3.49	3,768		.70		.70		2.84
Year ended 8/31/2003	13.81	.39	(.02)	.37	(.44)	13.74	2.68	3,981		.70		.70		2.84
Year ended 8/31/2002	13.69	.64	.14	.78	(.66)	13.81	5.89	3,071		.76		.76		4.70
Year ended 8/31/2001	13.08	.78	.65	1.43	(.82)	13.69	11.23	1,628		.81		.81		5.78
Class B:
Six months ended 2/28/2006 (5)	13.63	.21	(.24)	(.03)	(.21)	13.39	(.23)	280		1.41	(6)	1.39	(6)	3.05	(6)
Year ended 8/31/2005	13.80	.35	(.16)	.19	(.36)	13.63	1.39	303		1.40		1.38		2.52
Year ended 8/31/2004	13.74	.30	.08	.38	(.32)	13.80	2.78	339		1.39		1.39		2.15
Year ended 8/31/2003	13.81	.29	(.02)	.27	(.34)	13.74	1.96	383		1.40		1.40		2.05
Year ended 8/31/2002	13.69	.55	.14	.69	(.57)	13.81	5.14	205		1.46		1.46		3.86
Year ended 8/31/2001	13.08	.69	.65	1.34	(.73)	13.69	10.47	46		1.50		1.50		4.85
Class C:
Six months ended 2/28/2006 (5)	13.63	.21	(.24)	(.03)	(.21)	13.39	(.26)	334		1.47	(6)	1.44	(6)	3.00	(6)
Year ended 8/31/2005	13.80	.34	(.16)	.18	(.35)	13.63	1.32	360		1.47		1.45		2.45
Year ended 8/31/2004	13.74	.29	.08	.37	(.31)	13.80	2.70	383		1.47		1.47		2.07
Year ended 8/31/2003	13.81	.28	(.02)	.26	(.33)	13.74	1.86	434		1.49		1.49		1.93
Year ended 8/31/2002	13.69	.53	.14	.67	(.55)	13.81	5.04	212		1.55		1.55		3.67
Period from 3/15/2001 to 8/31/2001	13.61	.29	.10	.39	(.31)	13.69	2.92	22		.81		.81		2.16
Class F:
Six months ended 2/28/2006 (5)	13.63	.26	(.24)	.02	(.26)	13.39	.14	417		.65	(6)	.62	(6)	3.81	(6)
Year ended 8/31/2005	13.80	.44	(.16)	.28	(.45)	13.63	2.08	377		.70		.68		3.23
Year ended 8/31/2004	13.74	.39	.08	.47	(.41)	13.80	3.48	304		.70		.70		2.80
Year ended 8/31/2003	13.81	.38	(.02)	.36	(.43)	13.74	2.65	223		.71		.71		2.69
Year ended 8/31/2002	13.69	.64	.14	.78	(.66)	13.81	5.85	104		.79		.79		4.47
Period from 3/19/2001 to 8/31/2001	13.60	.32	.11	.43	(.34)	13.69	3.24	13		.40		.40		2.43
Class 529-A:
Six months ended 2/28/2006 (5)	13.63	.25	(.24)	.01	(.25)	13.39	.09	108		.75	(6)	.72	(6)	3.72	(6)
Year ended 8/31/2005	13.80	.43	(.16)	.27	(.44)	13.63	2.03	99		.75		.73		3.18
Year ended 8/31/2004	13.74	.39	.08	.47	(.41)	13.80	3.49	79		.70		.70		2.81
Year ended 8/31/2003	13.81	.37	(.02)	.35	(.42)	13.74	2.58	55		.76		.76		2.56
Period from 2/19/2002 to 8/31/2002	13.59	.30	.23	.53	(.31)	13.81	3.98	15		.91	(6)	.91	(6)	4.11	(6)
Class 529-B:
Six months ended 2/28/2006 (5)	13.63	.20	(.24)	(.04)	(.20)	13.39	(.29)	21		1.54	(6)	1.52	(6)	2.92	(6)
Year ended 8/31/2005	13.80	.32	(.16)	.16	(.33)	13.63	1.20	22		1.59		1.57		2.34
Year ended 8/31/2004	13.74	.27	.08	.35	(.29)	13.80	2.58	20		1.59		1.59		1.93
Year ended 8/31/2003	13.81	.26	(.02)	.24	(.31)	13.74	1.77	16		1.59		1.59		1.70
Period from 2/26/2002 to 8/31/2002	13.58	.24	.24	.48	(.25)	13.81	3.58	3		1.64	(6)	1.64	(6)	3.38	(6)
Class 529-C:
Six months ended 2/28/2006 (5)	13.63	.20	(.24)	(.04)	(.20)	13.39	(.28)	72		1.53	(6)	1.50	(6)	2.94	(6)
Year ended 8/31/2005	13.80	.32	(.16)	.16	(.33)	13.63	1.21	69		1.57		1.55		2.36
Year ended 8/31/2004	13.74	.27	.08	.35	(.29)	13.80	2.59	55		1.58		1.58		1.94
Year ended 8/31/2003	13.81	.26	(.02)	.24	(.31)	13.74	1.78	40		1.58		1.58		1.74
Period from 2/19/2002 to 8/31/2002	13.59	.25	.23	.48	(.26)	13.81	3.58	11		1.63	(6)	1.63	(6)	3.36	(6)
Class 529-E:
Six months ended 2/28/2006 (5)	13.63	.23	(.24)	(.01)	(.23)	13.39	(.04)	7		1.02	(6)	.99	(6)	3.45	(6)
Year ended 8/31/2005	13.80	.39	(.16)	.23	(.40)	13.63	1.73	6		1.06		1.04		2.88
Year ended 8/31/2004	13.74	.34	.08	.42	(.36)	13.80	3.11	5		1.06		1.06		2.44
Year ended 8/31/2003	13.81	.34	(.02)	.32	(.39)	13.74	2.30	3		1.06		1.06		2.28
Period from 3/15/2002 to 8/31/2002	13.43	.24	.40	.64	(.26)	13.81	4.79	1		.51		.51		1.73
Class 529-F:
Six months ended 2/28/2006 (5)	13.63	.27	(.24)	.03	(.27)	13.39	.21	14		.52	(6)	.49	(6)	3.95	(6)
Year ended 8/31/2005	13.80	.44	(.16)	.28	(.45)	13.63	2.05	12		.72		.70		3.22
Year ended 8/31/2004	13.74	.38	.08	.46	(.40)	13.80	3.37	7		.81		.81		2.67
Period from 9/16/2002 to 8/31/2003	13.86	.30	(.02)	.28	(.40)	13.74	2.00	3		.81	(6)	.81	(6)	2.23	(6)
Class R-1:
Six months ended 2/28/2006 (5)	13.63	.20	(.24)	(.04)	(.20)	$13.39	(.26)	5		1.57	(6)	1.46	(6)	2.98	(6)
Year ended 8/31/2005	13.80	.34	(.16)	.18	(.35)	13.63	1.30	4		1.59		1.47		2.46
Year ended 8/31/2004	13.74	.29	.08	.37	(.31)	13.80	2.68	3		1.62		1.48		2.03
Year ended 8/31/2003	13.81	.28	(.02)	.26	(.33)	13.74	1.87	2		1.85		1.48		1.61
Period from 6/13/2002 to 8/31/2002	13.63	.09	.18	.27	(.09)	13.81	2.02	-	(7)	.38		.31		.69
Class R-2:
Six months ended 2/28/2006 (5)	13.63	.21	(.24)	(.03)	(.21)	13.39	(.25)	100		1.77	(6)	1.43	(6)	3.01	(6)
Year ended 8/31/2005	13.80	.34	(.16)	.18	(.35)	13.63	1.34	93		1.80		1.43		2.49
Year ended 8/31/2004	13.74	.29	.08	.37	(.31)	13.80	2.72	71		1.89		1.45		2.05
Year ended 8/31/2003	13.81	.28	(.02)	.26	(.33)	13.74	1.90	40		1.99		1.44		1.55
Period from 5/31/2002 to 8/31/2002	13.61	.11	.21	.32	(.12)	13.81	2.34	1		.48		.37		.80
Class R-3:
Six months ended 2/28/2006 (5)	13.63	.23	(.24)	(.01)	(.23)	13.39	(.07)	94		1.08	(6)	1.05	(6)	3.39	(6)
Year ended 8/31/2005	13.80	.39	(.16)	.23	(.40)	13.63	1.72	90		1.09		1.05		2.87
Year ended 8/31/2004	13.74	.34	.08	.42	(.36)	13.80	3.11	63		1.10		1.07		2.43
Year ended 8/31/2003	13.81	.33	(.02)	.31	(.38)	13.74	2.29	37		1.13		1.06		1.99
Period from 6/26/2002 to 8/31/2002	13.69	.09	.13	.22	(.10)	13.81	1.58	1		.25		.20		.64
Class R-4:
Six months ended 2/28/2006 (5)	13.63	.25	(.24)	.01	(.25)	13.39	.11	28		.71	(6)	.68	(6)	3.76	(6)
Year ended 8/31/2005	13.80	.44	(.16)	.28	(.45)	13.63	2.08	24		.71		.69		3.25
Year ended 8/31/2004	13.74	.39	.08	.47	(.41)	13.80	3.47	13		.71		.71		2.74
Year ended 8/31/2003	13.81	.38	(.02)	.36	(.43)	13.74	2.64	5		.73		.71		2.55
Period from 6/27/2002 to 8/31/2002	13.66	.09	.16	.25	(.10)	13.81	1.87	-	(7)	.16		.13		.68
Class R-5:
Six months ended 2/28/2006 (5)	13.63	.27	(.24)	.03	(.27)	13.39	.26	65		.40	(6)	.37	(6)	4.07	(6)
Year ended 8/31/2005	13.80	.48	(.16)	.32	(.49)	13.63	2.40	66		.39		.37		3.53
Year ended 8/31/2004	13.74	.44	.08	.52	(.46)	13.80	3.81	65		.39		.39		3.11
Year ended 8/31/2003	13.81	.43	(.02)	.41	(.48)	13.74	2.97	45		.40		.40		3.10
Period from 5/15/2002 to 8/31/2002	13.52	.18	.29	.47	(.18)	13.81	3.49	27		.13		.13		1.28

	Six months ended	Year ended August 31
	February 28, 2006 (5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	33%	76%	68%	65%	59%	73%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory    services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example                                                                                                                                            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 through February 28, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2005	Ending account value 2/28/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,001.08	$3.42	.69%
Class A -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class B -- actual return	1,000.00	997.74	6.89	1.39
Class B -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C -- actual return	1,000.00	997.45	7.13	1.44
Class C -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F -- actual return	1,000.00	1,001.42	3.08	.62
Class F -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 529-A -- actual return	1,000.00	1,000.93	3.57	.72
Class 529-A -- assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-B -- actual return	1,000.00	997.09	7.53	1.52
Class 529-B -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-C -- actual return	1,000.00	997.17	7.43	1.50
Class 529-C -- assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-E -- actual return	1,000.00	999.63	4.91	.99
Class 529-E -- assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 529-F -- actual return	1,000.00	1,002.07	2.43	.49
Class 529-F -- assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-1 -- actual return	1,000.00	997.35	7.23	1.46
Class R-1 -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class R-2 -- actual return	1,000.00	997.47	7.08	1.43
Class R-2 -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-3 -- actual return	1,000.00	999.34	5.21	1.05
Class R-3 -- assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class R-4 -- actual return	1,000.00	1,001.12	3.37	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 -- actual return	1,000.00	1,002.63	1.84	.37
Class R-5 -- assumed 5% return	1,000.00	1,022.96	1.86	.37

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2006. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is comprised of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by the investment adviser, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services— The board and the committee considered the investment adviser’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by the investment adviser to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income while preserving capital by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better. They reviewed the fund’s absolute investment results, and compared the fund’s total returns with the total returns of the Lipper Short-Intermediate Investment-Grade Funds Index (the Lipper category that includes the fund), the averages of the funds included in the index as of July 31, 2005, the Lipper Short-Intermediate U.S. Government Funds Index and the Lehman Brothers Government/ Credit 1-7 Years ex. BBB Index. The board and the committee noted that the fund’s investment results exceeded all of these comparative measures for the seven months ended July 31, 2005, but were below all the comparative measures for the three-, five- and 10-year periods ended July 31, 2005 (except the Short-Intermediate Government Funds Index for the three- and 10-year periods). However, the board and the committee also noted that the standard deviations of the fund’s monthly total returns (a measure of risk) for the three-, five- and 10-year periods were less than those of all such indexes, and that the fund’s relative investment results were affected by its emphasis on portfolio securities rated A or better and maintaining the safety of its assets and low volatility in the price of its shares.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper Short-Intermediate Investment-Grade Funds Index. The board and the committee observed that the fund’s advisory fee was at or below the median of the funds in that comparison group for the fiscal year ended December 31, 2004, and had been below the median of the other funds included in the index for the entire 10-year period ended on that date. They also observed that although the fund’s total expenses were above the median for such other funds for the fiscal year ended December 31, 2004, many of the other funds in its peer group did not have 12b-1 expenses and had lower transfer agent expenses as a result of their predominantly institutional shareholder bases. The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.
The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Intermediate Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.70 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.75 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had lower annualized expenses (by 0.07 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2006, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
> Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds       Capital Research and Management          Capital International          Capital Guardian            Capital Bank and Trust

Lit. No. MFGESR-923-0406P

Litho in USA KBDA/CG/8086-S4903

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds (R)]

Intermediate Bond Fund of America®
Investment portfolio

February 28, 2006		unaudited

	Principal amount	Market value
Bonds & notes — 94.65%	(000)	(000)

CORPORATE BONDS & NOTES — 27.31%
Financials — 15.97%
Citigroup Inc. 4.20% 2007	$29,500	$29,031
Citigroup Inc. 4.125% 2010	13,150	12,691
Citigroup Inc. 4.625% 2010	3,000	2,940
Citigroup Inc. 5.625% 2012	3,000	3,067
Prudential Insurance Co. of America 6.375% 2006[1]	13,250	13,317
Prudential Funding, LLC, Series B, 6.60% 2008[1]	11,795	12,140
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[1]	10,000	9,661
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[1]	3,000	2,944
PRICOA Global Funding I 4.20% 2010[1]	10,000	9,635
Bank One Corp. 2.625% 2008	6,000	5,679
J.P. Morgan Chase & Co. 5.625% 2006	5,000	5,015
J.P. Morgan Chase & Co. 5.35% 2007	6,050	6,063
J.P. Morgan Chase & Co. 4.00% 2008	15,000	14,713
J.P. Morgan Chase & Co. 3.50% 2009	5,000	4,769
J.P. Morgan Chase & Co. 4.75% 2015	3,500	3,367
J.P. Morgan Chase & Co. 4.891% 2015	5,000	4,904
USA Education, Inc. 5.625% 2007	9,035	9,066
SLM Corp., Series A, 3.625% 2008	5,000	4,850
SLM Corp., Series A, 3.95% 2008	3,000	2,907
SLM Corp., Series A, 4.00% 2009	12,250	11,817
SLM Corp., Series A, 4.66% 2009[2]	5,000	4,892
SLM Corp., Series A, 4.763% 2009[2]	5,000	4,998
SLM Corp., Series A, 4.50% 2010	5,000	4,840
Household Finance Corp. 5.75% 2007	8,000	8,047
Household Finance Corp. 7.875% 2007	6,250	6,406
Household Finance Corp. 4.125% 2008	13,500	13,122
Household Finance Corp. 6.40% 2008	10,000	10,268
HSBC Finance Corp. 5.00% 2015	3,625	3,499
ASIF Global Financing XVIII 3.85% 2007[1]	8,000	7,827
International Lease Finance Corp., Series P, 3.125% 2007	5,000	4,884
International Lease Finance Corp. 4.50% 2008	3,000	2,957
International Lease Finance Corp. 4.75% 2009	7,000	6,877
International Lease Finance Corp. 5.00% 2010	3,280	3,243
American International Group, Inc. 4.70% 2010[1]	3,000	2,932
American International Group, Inc. 5.05% 2015[1]	4,000	3,884
ILFC E-Capital Trust I 5.90% 2065[1,2]	7,000	6,980
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[1]	19,350	19,317
Monumental Global Funding II, Series 2004-B, 3.90% 2009[1]	5,000	4,823
Monumental Global Funding II, Series 2004-F, 4.375% 2009[1]	2,000	1,948
Monumental Global Funding II, Series 2006-A, 4.62% 2009[1,2]	2,000	2,001
Monumental Global Funding II, Series 2005-B, 4.625% 2010[1]	2,500	2,465
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	13,500	13,949
Société Générale 7.85% (undated)[1,2]	14,000	14,409
Washington Mutual, Inc. 7.50% 2006	15,500	15,674
Washington Mutual, Inc. 5.625% 2007	4,600	4,615
Washington Mutual, Inc. 4.00% 2009	8,000	7,748
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[1]	24,500	24,395
Wells Fargo & Co. 4.125% 2008	17,000	16,704
Wells Fargo & Co. 4.20% 2010	7,500	7,260
Nationwide Life Insurance Co. 5.35% 2007[1]	21,350	21,355
North Front Pass Through Trust 5.81% 2024[1,2]	2,000	1,987
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]	22,885	21,971
Genworth Financial, Inc. 4.641% 2007[2]	12,000	12,027
Genworth Financial, Inc. 4.75% 2009	10,000	9,859
American Express Credit Corp. 4.74% 2006[2]	5,000	5,003
American Express Credit Corp. 3.00% 2008	5,000	4,787
American Express Credit Corp., Series B, 5.00% 2010	7,000	6,962
American Express Co. 4.75% 2009	5,000	4,950
HBOS Treasury Services PLC 3.625% 2007[1]	11,500	11,292
HBOS Treasury Services PLC 3.75% 2008[1]	5,000	4,840
HBOS PLC, Series B, 5.92% (undated)[1,2]	5,000	4,985
ReliaStar Financial Corp. 8.00% 2006	11,470	11,665
ReliaStar Financial Corp. 6.50% 2008	4,000	4,119
ING Security Life Institutional Funding 2.70% 2007[1]	2,000	1,947
ING Security Life Institutional Funding 4.25% 2010[1]	3,000	2,906
Price REIT, Inc. 7.50% 2006	5,000	5,079
Kimco Realty Corp., Series C, 3.95% 2008	7,000	6,817
Kimco Realty Corp., Series C, 4.82% 2014	795	760
Kimco Realty Corp., Series C, 4.904% 2015	7,500	7,171
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[1]	19,000	18,919
XL Capital Finance (Europe) PLC 6.50% 2012	4,725	4,927
XL Capital Ltd. 5.25% 2014	4,000	3,855
Twin Reefs Asset Trust (XLFA), Series B, 5.57% (undated)[1,2]	9,700	9,701
US Bank NA 4.40% 2008	17,000	16,733
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[1]	12,000	11,657
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[1]	4,000	3,906
Banco Santander Central Hispano, SA 7.625% 2010	3,000	3,287
Abbey National PLC 6.70% (undated)[2]	3,022	3,101
Abbey National PLC 7.35% (undated)[2]	8,000	8,123
CIT Group Inc. 3.65% 2007	7,835	7,647
CIT Group Inc. 7.375% 2007	3,500	3,577
CIT Group Inc. 6.875% 2009	3,000	3,153
Hartford Financial Services Group, Inc. 2.375% 2006	10,375	10,310
Hartford Financial Services Group, Inc. 4.70% 2007	4,000	3,964
Allstate Financial Global Funding LLC 5.25% 2007[1]	10,600	10,593
Allstate Life Global Funding 4.25% 2010	2,000	1,936
New York Life Global Funding 3.875% 2009[1]	6,750	6,526
New York Life Global Funding 4.625% 2010[1]	5,000	4,894
Principal Life Global Funding I 4.40% 2010[1]	9,000	8,680
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	1,998
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	2,902
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	7,750	7,678
National Westminster Bank PLC 7.375% 2009	7,000	7,518
National Westminster Bank PLC 7.75% (undated)[2]	2,350	2,436
Bank of New York Co., Inc., Series E, 2.20% 2006	10,000	9,950
Signet Bank 7.80% 2006	2,000	2,029
Wachovia Corp., Series G, 4.375% 2010	8,000	7,775
SunTrust Banks, Inc. 4.415% 2009	10,000	9,800
Weingarten Realty Investors, Series A, 5.263% 2012	6,000	6,002
Weingarten Realty Investors, Series A, 4.857% 2014	3,000	2,874
Lincoln National Corp. 6.50% 2008	8,385	8,607
Skandinaviska Enskilda Banken 6.875% 2009	7,930	8,263
Berkshire Hathaway Finance Corp. 4.125% 2010	8,000	7,713
Bank of America Corp. 6.625% 2007	200	204
Bank of America Corp. 4.50% 2010	7,000	6,830
Bayerische Landesbank, Series F, 2.50% 2006	6,625	6,614
Principal Life Insurance Co. 3.20% 2009	6,000	5,704
Swedish Export Credit Corp. 2.875% 2007	5,000	4,920
Korea Development Bank 4.625% 2010	5,000	4,871
PNC Funding Corp. 5.125% 2010	4,000	3,994
Merita Bank Ltd. 7.50% (undated)[1,2]	2,825	2,879
UniCredito Italiano Capital Trust II 9.20% (undated)[1]	1,246	1,425
Barclays Bank PLC 7.40% 2009	1,250	1,344
Den Danske Bank A/S 7.40% 2010[1,2]	500	515
		820,356

Consumer discretionary — 2.34%
Kohl’s Corp. 6.30% 2011	17,670	18,417
Kohl’s Corp. 7.375% 2011	7,300	7,947
Target Corp. 5.50% 2007	17,000	17,034
Target Corp. 5.375% 2009	8,200	8,284
Gannett Co., Inc. 4.125% 2008	8,000	7,789
Gannett Co., Inc. 6.375% 2012	7,285	7,540
Walt Disney Co., Series B, 5.375% 2007	14,000	14,037
American Honda Finance Corp. 5.125% 2010[1]	13,000	12,945
DaimlerChrysler North America Holding Corp. 4.75% 2008	7,000	6,918
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,259
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,594
Carnival Corp. 6.15% 2008	5,401	5,498
Viacom Inc. 5.625% 2007	5,000	5,009
		120,271

Telecommunication services — 2.32%
SBC Communications Inc. 6.25% 2011	34,250	35,524
BellSouth Corp. 4.20% 2009	18,000	17,422
France Télécom 7.75% 2011[2]	12,500	13,796
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	11,000	11,023
Vodafone Group PLC 7.75% 2010	9,525	10,341
Singapore Telecommunications Ltd. 6.375% 2011[1]	7,000	7,378
Verizon Global Funding Corp. 7.375% 2012	5,000	5,517
Deutsche Telekom International Finance BV 8.50% 2010[2]	5,000	5,501
ALLTEL Corp. 4.656% 2007	5,000	4,975
British Telecommunications PLC 8.375% 2010[2]	4,000	4,503
Cingular Wireless LLC 5.625% 2006	3,000	3,013
		118,993

Industrials — 2.30%
General Electric Capital Corp., Series A, 5.00% 2007	23,000	22,978
General Electric Capital Corp., Series A, 5.375% 2007	10,000	10,031
General Electric Capital Corp., Series A, 3.50% 2008	4,000	3,877
General Electric Capital Corp., Series A, 6.00% 2012	2,500	2,607
General Electric Capital Corp., Series A, 5.00% 2016	5,000	4,907
General Electric Co. 5.00% 2013	2,000	1,982
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	20,872	21,682
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	2,236	2,373
John Deere Capital Corp., Series D, 4.375% 2008	21,500	21,214
Caterpillar Inc. 4.50% 2009	16,750	16,447
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	3,284	3,373
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]	474	490
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[3]	2,261	2,275
Continental Airlines, Inc., MBIA insured, 5.347% 2009[2]	2,000	2,006
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,225	1,220
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[3]	1,000	1,003
		118,465

Consumer staples — 2.19%
Wal-Mart Stores, Inc. 5.45% 2006	5,000	5,011
Wal-Mart Stores, Inc. 4.125% 2010	10,000	9,647
Wal-Mart Stores, Inc. 4.75% 2010	10,500	10,381
Diageo Capital PLC 3.50% 2007	12,000	11,677
Diageo Capital PLC 4.375% 2010	12,500	12,113
Nabisco, Inc. 7.05% 2007	9,200	9,401
Kraft Foods Inc. 4.625% 2006	3,000	2,990
Kraft Foods Inc. 4.125% 2009	4,000	3,844
Kraft Foods Inc. 6.25% 2012	1,600	1,676
Pepsi Bottling Group, Inc. 5.625% 2009[1]	16,650	16,887
Anheuser-Busch Companies, Inc. 9.00% 2009	2,000	2,261
Anheuser-Busch Companies, Inc. 6.00% 2011	14,000	14,511
CVS Corp. 4.00% 2009	5,000	4,796
CVS Corp. 6.117% 2013[1,3]	1,615	1,649
CVS Corp. 5.298% 2027[1,3]	428	414
Costco Wholesale Corp. 5.50% 2007	5,525	5,531
		112,789

Utilities — 1.04%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	13,500	13,516
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,299
Ohio Power Co., Series J, 5.30% 2010	8,000	7,988
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	5,000	4,860
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,191
Georgia Power Co., Series V, 4.10% 2009	7,000	6,762
Pacificorp Australia LLC, AMBAC insured, 6.15% 2008[1]	6,000	6,103
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[1]	3,500	3,576
		53,295

Health care — 0.52%
Amgen Inc. 4.00% 2009	14,500	13,962
UnitedHealth Group Inc. 5.20% 2007	3,000	3,003
UnitedHealth Group Inc. 3.75% 2009	10,000	9,633
		26,598

Energy — 0.38%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	8,500	8,387
BP Capital Markets PLC 2.75% 2006	8,000	7,863
Oil Enterprises Ltd., MBIA insured, 6.239% 2008[1,3]	3,063	3,093
		19,343
Information technology — 0.25%
Cisco Systems, Inc. 5.25% 2011	$ 12,750	$ 12,786

Total corporate bonds & notes (cost: $1,426,700,000)		1,402,896

U.S. TREASURY BONDS & NOTES — 15.82%
U.S. Treasury 6.875% 2006	8,775	8,815
U.S. Treasury 3.125% 2007	5,750	5,643
U.S. Treasury 3.625% 2007	6,275	6,186
U.S. Treasury 6.25% 2007	80,000	81,131
U.S. Treasury 3.375% 2008	76,750	74,268
U.S. Treasury 3.625% 2008[4]	18,285	23,068
U.S. Treasury 4.75% 2008	2,075	2,080
U.S. Treasury 3.625% 2009	148,750	144,044
U.S. Treasury 3.875% 2009[4]	60,200	76,442
U.S. Treasury 5.50% 2009	52,500	53,817
U.S. Treasury 6.00% 2009	1,950	2,034
U.S. Treasury 4.00% 2010	139,500	136,219
U.S. Treasury 5.00% 2011	64,025	65,156
U.S. Treasury 5.00% 2011	19,250	19,617
U.S. Treasury 3.625% 2013	10,000	9,412
U.S. Treasury 2.131% 2014[4]	30,000	31,953
U.S. Treasury 8.125% 2019	10,000	13,389
U.S. Treasury 8.75% 2020	23,660	33,605
U.S. Treasury 7.875% 2021	10,000	13,369
U.S. Treasury 4.50% 2036	7,000	7,000
U.S. Treasury Principal Strip 0% 2029	15,850	5,521
		812,769

FEDERAL AGENCY BONDS & NOTES — 14.57%
Freddie Mac 5.50% 2006	14,000	14,031
Freddie Mac 3.35% 2007	28,000	27,269
Freddie Mac 3.375% 2007	15,000	14,661
Freddie Mac 4.125% 2009	30,000	29,192
Freddie Mac 5.75% 2009	68,000	69,637
Freddie Mac 6.625% 2009	118,750	125,326
Freddie Mac 4.125% 2010	63,250	61,276
Freddie Mac 5.875% 2011	56,000	57,834
Freddie Mac 5.00% 2014	60,000	60,427
Federal Home Loan Bank 5.125% 2006	20,000	20,007
Federal Home Loan Bank 3.375% 2007	65,000	63,423
Federal Home Loan Bank 3.625% 2007	17,250	16,958
Federal Home Loan Bank 3.70% 2007	16,245	15,956
Federal Home Loan Bank 3.375% 2008	36,280	35,216
Federal Home Loan Bank 3.75% 2008	6,750	6,564
Federal Home Loan Bank 5.823% 2009	12,500	12,810
Federal Agricultural Mortgage Corp. 4.25% 2008	32,500	31,989
Federal Agricultural Mortgage Corp. 4.875% 2011[1]	17,750	17,655
Fannie Mae 6.34% 2007	5,000	5,106
Fannie Mae 4.00% 2008	30,000	29,406
Fannie Mae 6.625% 2009	12,750	13,456
Small Business Administration, Series 2002-20K, 5.08% 2022[3]	6,394	6,365
Small Business Administration, Series 2003-20J, 4.92% 2023[3]	10,074	9,927
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[3]	4,019	4,097
		748,588

ASSET-BACKED OBLIGATIONS[3]— 12.78%
Drive Auto Receivables Trust, Series 2005-1, Class A-3, MBIA insured, 3.75% 2009	$13,000	$12,874
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[1]	10,250	10,152
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[1]	13,000	12,860
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[1]	4,250	4,140
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[1]	10,000	10,014
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 5.00% 2009[2]	5,750	5,777
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,863
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	7,500	7,484
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,121
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034	21,500	21,095
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	8,500	8,185
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[1]	6,750	6,602
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[1]	6,500	6,435
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[1]	15,750	15,207
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]	1,140	1,112
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[1]	3,119	3,092
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[1]	808	806
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[1]	5,000	4,919
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[1]	10,441	10,308
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[1]	5,000	4,936
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,570	5,577
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,500	1,475
Residential Asset Securities Corp. Trust, Series 2004-KS2, Class M-II-1, 5.091% 2034[2]	7,000	6,992
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.811% 2035[2]	10,000	10,011
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 5.80% 2031[2]	10,251	10,263
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034	10,750	10,742
Citibank Credit Card Issuance Trust, Class 2002-A1, 4.95% 2009	4,000	3,994
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009	12,500	12,865
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010	2,900	2,794
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010[1]	1,381	1,359
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[1]	5,317	5,241
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[1]	12,000	11,995
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[1]	15,750	15,418
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[1]	8,250	8,173
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[1]	7,000	6,900
Centex Home Equity Loan Trust, Series 2005-A, Class AF-2, 3.90% 2024	2,500	2,469
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031	3,000	2,961
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033	1,700	1,681
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035	7,500	7,346
CWABS, Inc., Series 2004-10, Class AF-3, 3.842% 2030	12,058	11,867
CWABS, Inc., Series 2004-10, Class 2-AV-2, 4.931% 2033[2]	2,299	2,301
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009	4,750	4,700
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	5,000	4,862
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	4,350	4,249
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2036[1]	12,577	12,543
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011	11,950	12,264
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,256
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	12,138	12,130
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	12,663	12,128
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	3,964	4,144
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	7,316	7,625
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	5,000	4,925
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	6,250	6,245
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.081% 2034[2]	11,108	11,147
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 4.901% 2034[2]	10,500	10,518
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-1, 3.633% 2021	1,853	1,841
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-2, 4.134% 2035	3,950	3,877
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]	4,485	4,367
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	5,000	4,901
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,111
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,000
Capital One Multi-asset Execution Trust, Series 2005-8, Class A, 4.40% 2011	10,000	9,856
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,790
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[1]	5,750	5,712
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[1]	4,000	3,970
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009[1]	8,456	8,437
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013	1,051	1,040
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	6,050	5,903
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,446
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[1]	8,000	7,988
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	7,000	7,137
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 4.871% 2034[2]	7,000	7,011
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1]	7,000	6,858
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[1]	7,000	6,822
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[1]	6,513	6,750
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	6,750	6,677
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	4,013	3,987
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	2,600	2,525
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	694	697
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035	5,300	5,259
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	6,125	5,922
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 5.041% 2030[2]	5,000	5,101
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009	1,472	1,447
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	3,665	3,635
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[1]	5,000	5,000
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	5,000	4,941
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[1]	4,500	4,527
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008	2,401	2,414
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008	2,081	2,092
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	4,485	4,478
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010[1]	4,250	4,250
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[1]	2,281	2,269
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[1]	1,802	1,778
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[1]	3,901	3,839
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009	3,561	3,563
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	1,017	1,046
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,396	2,480
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[1]	3,333	3,320
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.22% 2016[2]	3,000	3,078
MMCA Auto Owner Trust, Series 2001-3, Class B, 5.52% 2008[2]	136	136
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	2,123	2,108
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009	698	697
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	2,909	2,903
Option One Mortgage Loan Trust, Series 2000-2, Class M-1, 5.451% 2030[2]	2,771	2,774
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 5.731% 2034[2]	2,652	2,668
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.201% 2035[2]	2,500	2,522
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.27% 2010[1,2]	2,250	2,264
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.891% 2035[2]	2,000	2,003
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[1]	1,712	1,744
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	1,200	1,254
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	1,212	1,210
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	1,147	1,146
Banco Nacional de México, SA, Series 1999-A, Class A-1, MBIA insured, 7.50% 2006[1]	779	784
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[1]	717	708
NPF VI, Inc., Series 2002-1, Class A, 5.58% 2008[1,2,5]	1,500	43
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[1,5]	1,000	40
		656,288

COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED)[3]— 8.63%
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	4,882	4,739
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-11, 5.50% 2034	5,000	4,831
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.478% 2035[2]	6,718	6,674
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	20,720	20,633
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	15,763	15,686
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	6,453	6,366
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	6,325	6,301
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	4,466	4,446
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	7,468	7,401
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	8,876	8,833
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	3,774	3,774
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2036	4,787	4,625
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	2,373	2,379
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,753	1,759
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.319% 2033[2]	1,269	1,269
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,323	2,357
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	4,239	4,316
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.676% 2034[2]	4,509	4,429
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	17,291	17,021
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	11,729	11,672
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,145	4,056
Residential Accredit Loans, Inc., Series 2004-QS8, Class A-11, 5.50% 2034	5,000	4,831
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	6,254	6,214
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,277	1,275
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	10,000	9,670
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	9,100	8,965
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	6,911	6,910
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	6,255	6,216
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	9,851	9,631
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	4,676	4,557
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.343% 2033[2]	6,065	5,938
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.485% 2033[2]	1,330	1,308
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.841% 2045[2]	6,834	6,849
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.987% 2033[2]	1,895	1,848
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.066% 2033[2]	3,031	2,964
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.398% 2034[2]	3,397	3,320
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	6,500	6,299
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.97% 2035[2]	10,013	9,860
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.698% 2034[2]	21,645	21,278
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	2,133	2,127
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,791	2,792
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	7,263	7,233
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,524	3,479
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	2,929	2,965
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.781% 2035[2]	17,771	17,262
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.461% 2033[2]	3,559	3,491
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.718% 2033[2]	1,572	1,547
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.311% 2034[2]	3,976	3,889
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.725% 2035[2]	6,471	6,466
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	14,546	14,508
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	3,139	3,123
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	8,550	8,432
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[2]	1,000	972
Residential Asset Mortgage Products Trust, Series 2004-RS1, Class A-1-7, 4.609% 2034	1,750	1,702
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.532% 2027[1,2]	2,817	2,862
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.743% 2027[1,2]	2,894	2,934
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.839% 2028[1,2]	4,185	4,302
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]	1,950	1,930
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.841% 2035[2]	10,917	10,927
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[2]	2,382	2,312
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[2]	3,571	3,533
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[2]	3,983	3,894
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.864% 2035[2]	9,165	9,209
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034	7,777	7,602
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,641	4,641
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	2,681	2,684
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.041% 2035[2]	7,327	7,320
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.946% 2035[2]	7,299	7,184
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	7,092	7,060
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.37% 2045[2]	6,532	6,598
PUMA Global Trust No.1, Class B, 4.99% 2033[2]	5,500	5,509
First Horizon Mortgage Pass Through Trust, Series 2004-AR1, Class II-A-1, 4.909% 2034[2]	4,490	4,424
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	3,522	3,524
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.715% 2033[2]	3,359	3,263
Paine Webber CMO, Series O, Class 5, 9.50% 2019	308	329
		443,529

COMMERCIAL MORTGAGE-BACKED SECURITIES[3]— 7.69%
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035	82	82
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	7,000	7,292
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A-2, 3.808% 2036	2,700	2,614
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	8,656
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	2,603	2,595
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	13,500	13,374
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	3,809	3,903
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,450	6,720
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.801% 2041[2]	1,500	1,622
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033	329	329
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	14,226	13,851
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-1, 3.175% 2037	675	670
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.333% 2037[2]	5,000	5,014
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	12,128	11,688
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,750	6,624
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,352
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	5,966	6,033
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.137% 2031[1,2]	79,912	2,633
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class A-1, 5.91% 2031	3,195	3,211
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	5,831	5,676
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	4,421	4,467
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	2,640	2,585
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	12,250	11,768
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,500	4,381
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	10,000	10,463
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	3,200	3,117
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	10,636	10,367
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,486	2,594
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	3,911	3,790
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	6,006	5,855
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,565	3,444
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045	7,500	7,483
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[1]	2,865	2,889
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,112
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	3,193	3,224
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	13,350	13,959
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	1,017	1,038
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,500	19,389
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	1,026	1,035
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	13,000	12,072
Commercial Mortgage Trust, Series 2004-LB2A, Class A-2, 3.60% 2039	6,974	6,695
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[1]	12,000	11,681
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1]	8,180	7,942
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[1]	1,321	1,261
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1]	11,350	11,354
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[1]	7,000	7,004
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	7,200	6,969
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	4,250	4,126
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	7,500	7,376
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	4,304	4,347
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,750	1,909
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	7,750	7,561
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,465	1,509
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	5,125	5,265
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	7,798	7,521
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031	856	857
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	4,815	4,963
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	4,189
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[1]	2,224	2,178
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042	2,000	1,997
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	3,755	3,911
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,592	5,987
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1]	8,350	8,331
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1]	1,270	1,269
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	1,956	2,002
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	5,912	5,966
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031[2]	3,250	3,387
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,750	1,809
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[1]	5,000	5,193
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	4,640	4,667
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	3,202	3,259
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[1]	2,398	2,398
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	2,084
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	2,000	2,010
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust, Series 2001-C1, Class A-1, 5.711% 2033	220	221
		395,169

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[3]— 7.12%
Fannie Mae 7.00% 2008	$ 94	$ 95
Fannie Mae 8.50% 2008	3	3
Fannie Mae 7.00% 2009	117	119
Fannie Mae 7.00% 2009	28	28
Fannie Mae 7.50% 2009	201	204
Fannie Mae 7.50% 2009	83	85
Fannie Mae 7.50% 2009	83	84
Fannie Mae 7.50% 2009	26	26
Fannie Mae 8.50% 2009	18	19
Fannie Mae 9.00% 2009	160	165
Fannie Mae 9.00% 2009	154	159
Fannie Mae 9.50% 2009	203	213
Fannie Mae 7.00% 2010	72	73
Fannie Mae 9.50% 2010	8	9
Fannie Mae 7.00% 2011	546	557
Fannie Mae 7.00% 2011	257	264
Fannie Mae 7.00% 2011	32	32
Fannie Mae 7.00% 2012	382	392
Fannie Mae 8.50% 2014	23	24
Fannie Mae 7.00% 2015	2,181	2,236
Fannie Mae 7.00% 2015	593	608
Fannie Mae 7.00% 2015	117	120
Fannie Mae 7.00% 2015	50	52
Fannie Mae 7.50% 2015	1,101	1,138
Fannie Mae 7.50% 2015	966	998
Fannie Mae 7.50% 2015	561	580
Fannie Mae 7.50% 2015	507	524
Fannie Mae 7.50% 2015	153	158
Fannie Mae 7.50% 2015	110	113
Fannie Mae 7.50% 2015	76	79
Fannie Mae 9.00% 2015	672	716
Fannie Mae 13.50% 2015	278	325
Fannie Mae 7.00% 2016	1,591	1,631
Fannie Mae 7.00% 2016	606	621
Fannie Mae 7.00% 2016	492	504
Fannie Mae 7.00% 2016	316	324
Fannie Mae 7.00% 2016	245	251
Fannie Mae 7.50% 2016	527	544
Fannie Mae 9.00% 2016	895	964
Fannie Mae 11.50% 2016	334	378
Fannie Mae 5.50% 2017	1,446	1,455
Fannie Mae 6.00% 2017	1,650	1,682
Fannie Mae 7.00% 2017	1,651	1,693
Fannie Mae 7.00% 2017	930	954
Fannie Mae 7.00% 2017	639	655
Fannie Mae 5.00% 2018	3,097	3,066
Fannie Mae 5.00% 2018	1,275	1,262
Fannie Mae 9.00% 2018	26	28
Fannie Mae 10.00% 2018	165	184
Fannie Mae 11.50% 2019	992	1,120
Fannie Mae 11.00% 2020	248	283
Fannie Mae 11.00% 2020	104	117
Fannie Mae 11.50% 2020	238	268
Fannie Mae 10.00% 2021	214	236
Fannie Mae 9.50% 2022	76	83
Fannie Mae 7.00% 2023	108	113
Fannie Mae 7.50% 2023	253	267
Fannie Mae 10.00% 2025	316	352
Fannie Mae 8.50% 2026	74	81
Fannie Mae 9.323% 2026[2]	1,439	1,569
Fannie Mae 9.50% 2026	535	594
Fannie Mae 8.50% 2027	118	127
Fannie Mae 7.50% 2029	246	258
Fannie Mae 6.50% 2031	125	128
Fannie Mae 7.00% 2031	57	59
Fannie Mae 7.50% 2031	180	189
Fannie Mae 7.50% 2031	140	146
Fannie Mae 6.50% 2032	521	535
Fannie Mae 3.75% 2033[2]	2,870	2,804
Fannie Mae 3.775% 2033[2]	8,970	8,766
Fannie Mae 4.043% 2033[2]	1,244	1,227
Fannie Mae 4.184% 2033[2]	16,834	16,595
Fannie Mae 5.50% 2034	8,546	8,471
Fannie Mae 6.00% 2034	14,091	14,229
Fannie Mae 6.00% 2034	9,378	9,469
Fannie Mae 6.50% 2034	8,625	8,859
Fannie Mae 4.485% 2035[2]	2,558	2,506
Fannie Mae 5.50% 2035	5,962	5,906
Fannie Mae 5.50% 2035	830	822
Fannie Mae 6.00% 2035	4,673	4,720
Fannie Mae 6.00% 2036	5,595	5,646
Fannie Mae, Series 91-50, Class H, 7.75% 2006	17	17
Fannie Mae, Trust D2, 11.00% 2009	168	176
Fannie Mae, Series 2000-T5B, 7.30% 2010	14,000	15,184
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	7,000	6,794
Fannie Mae, Series 88-16, Class B, 9.50% 2018	33	36
Fannie Mae, Series 90-93, Class G, 5.50% 2020	119	119
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	598	645
Fannie Mae, Series 2001-4, Class GA, 10.244% 2025[2]	1,418	1,578
Fannie Mae, Series 2001-4, Class NA, 11.89% 2025[2]	3,822	4,282
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	2,496	2,599
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,086	2,177
Fannie Mae, Series 2001-20, Class D, 11.063% 2031[2]	206	232
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	8,518	8,212
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	958	954
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,087	1,135
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040	10,798	10,695
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,737	1,788
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	922	952
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	760	790
Freddie Mac 7.00% 2008	111	112
Freddie Mac 8.00% 2008	16	16
Freddie Mac 8.50% 2008	10	10
Freddie Mac 8.75% 2008	26	26
Freddie Mac 8.50% 2009	84	86
Freddie Mac 8.00% 2010	83	85
Freddie Mac 9.50% 2010	4	4
Freddie Mac 8.00% 2012	164	170
Freddie Mac 9.50% 2013	9	9
Freddie Mac 6.00% 2014	177	180
Freddie Mac 6.00% 2014	92	94
Freddie Mac 4.00% 2015	8,488	8,095
Freddie Mac 7.00% 2015	148	152
Freddie Mac 6.00% 2017	656	668
Freddie Mac 8.00% 2017	353	371
Freddie Mac 8.00% 2017	137	144
Freddie Mac 8.00% 2017	98	103
Freddie Mac 5.00% 2018	1,913	1,892
Freddie Mac 8.50% 2018	23	24
Freddie Mac 10.00% 2018	660	738
Freddie Mac 11.00% 2018	149	166
Freddie Mac 8.50% 2019	100	107
Freddie Mac 10.00% 2019	527	592
Freddie Mac 8.50% 2020	34	36
Freddie Mac 8.50% 2021	47	51
Freddie Mac 10.00% 2021	270	299
Freddie Mac 10.00% 2025	397	439
Freddie Mac 8.50% 2027	35	37
Freddie Mac 9.00% 2030	409	444
Freddie Mac 4.062% 2033[2]	1,908	1,873
Freddie Mac 4.614% 2035[2]	13,563	13,288
Freddie Mac 4.649% 2035[2]	29,789	29,189
Freddie Mac 4.789% 2035[2]	7,025	6,904
Freddie Mac 6.00% 2036	53,216	53,740
Freddie Mac, Series H009, Class A-2, 1.876% 2008[2]	158	157
Freddie Mac, Series 2310, Class B, 9.954% 2015[2]	151	164
Freddie Mac, Series 2310, Class A, 10.587% 2017[2]	550	593
Freddie Mac, Series 1567, Class A, 4.818% 2023[2]	114	107
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,042	1,083
Freddie Mac, Series 3061, Class PN, 5.50% 2035	19,671	19,660
Government National Mortgage Assn. 8.50% 2007	23	24
Government National Mortgage Assn. 8.50% 2008	75	77
Government National Mortgage Assn. 8.50% 2008	5	5
Government National Mortgage Assn. 9.00% 2008	123	127
Government National Mortgage Assn. 9.50% 2009	661	688
Government National Mortgage Assn. 6.00% 2014	3,934	4,042
Government National Mortgage Assn. 6.00% 2014	2,892	2,971
Government National Mortgage Assn. 9.00% 2016	21	23
Government National Mortgage Assn. 8.50% 2017	118	127
Government National Mortgage Assn. 8.50% 2020	25	27
Government National Mortgage Assn. 9.50% 2020	99	107
Government National Mortgage Assn. 9.50% 2020	69	75
Government National Mortgage Assn. 8.50% 2021	289	310
Government National Mortgage Assn. 8.50% 2021	124	133
Government National Mortgage Assn. 8.50% 2021	2	2
Government National Mortgage Assn. 9.00% 2021	110	119
Government National Mortgage Assn. 8.50% 2022	62	66
Government National Mortgage Assn. 8.50% 2022	36	38
Government National Mortgage Assn. 8.50% 2022	20	21
Government National Mortgage Assn. 8.50% 2023	297	319
Government National Mortgage Assn. 4.00% 2035[2]	11,541	11,286
Government National Mortgage Assn. 4.00% 2035[2]	6,833	6,664
Government National Mortgage Assn. 4.00% 2035[2]	5,810	5,667
Government National Mortgage Assn. 4.00% 2035[2]	3,295	3,204
Government National Mortgage Assn. 4.00% 2035[2]	973	946
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	3,703	3,571
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018	1,636	1,638
		365,489
NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.62%
KfW 3.25% 2007	$18,000	$ 17,598
Corporación Andina de Fomento 7.375% 2011	7,000	7,585
Corporación Andina de Fomento 6.875% 2012	6,000	6,482
		31,665

MUNICIPALS — 0.11%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District — South Bay Plant Acquisition), Series 1999, 6.63% 2009[1]	5,069	5,155

State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	659	662
		5,817

Total bonds & notes (cost: $4,929,322,000)		4,862,210

Preferred securities — 0.93%	Shares

FINANCIALS — 0.93%
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	3,250,000	3,715
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	11,795,000	12,251
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	6,000,000	6,561
Deutsche Bank Capital Funding Trust I, 7.872%[1,2]	11,950,000	12,816
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	8,250,000	9,537
ING Capital Funding Trust III 8.439% noncumulative preferred[2]	2,665,000	2,993

Total preferred securities (cost: $51,149,000)		47,873

	Principal amount
Short-term securities — 4.82%	(000)

Ranger Funding Co. LLC 4.50%-4.52% due 3/13-3/30/2006[1]	$47,100	46,966
Atlantic Industries 4.45% 3/3/2006[1]	40,000	39,985
Variable Funding Capital Corp. 4.535%-4.63% due 4/3-5/17/2006[1]	37,500	37,209
CAFCO, LLC 4.545%-4.57% due 4/10-4/11/2006[1,6]	31,000	30,839
Park Avenue Receivables Co., LLC 4.50% due 3/23/2006[1]	30,100	30,013
Concentrate Manufacturing Co. of Ireland 4.47% due 3/7/2006[1]	25,000	24,978
General Electric Capital Corp. 4.56% due 3/1/2006	22,500	22,497
DuPont (E.I.) de Nemours & Co. 4.44% due 3/8/2006[1]	15,000	14,985

Total short-term securities (cost: $247,474,000)		247,472

Total investment securities (cost: $5,227,945,000)		5,157,555
Other assets less liabilities		(20,647)
Net assets		$5,136,908

unaudited

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $985,523,000, which represented 19.19% of the net assets of the fund.
2 Coupon rate may change periodically.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4 Index-linked bond whose principal amount moves with a government retail price index.
5 Company not making scheduled interest payments; bankruptcy proceedings pending.
6 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

MFGEFP-923-0406-S4541

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and PEO

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and PEO

Date: May 8, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: May 8, 2006